Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	[1]	$ 219,258	$ 1,130	$ 3,267	$ 1,691	$ 96	$ 225,442
Vulcan Materials Company [Member]
Total	[2]	209,861	1,039	300			211,200
British Columbia [Member]
Total	[2]	1,397	$ 91	85			1,573
Puerto Cortes [Member]
Total	[2]	2,743		2,305	15	18	5,081
Quintana Roo [Member]
Total	[2]	$ 5,257		$ 577	$ 1,676	$ 78	$ 7,588

[1]
All payments are reported in U.S. dollars. Payments relating to the project in Canada were made in Canadian dollars, payments relating to the project in the Bahamas were made in Bahamian dollars, payments relating to the project in Honduras were made in Honduran lempiras, and payments relating to the project in Mexico were made in Mexican pesos. Such payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rates as of December 31, 2023.

[2]
All payments are reported in U.S. dollars. Payments relating to the project in Canada were made in Canadian dollars, payments relating to the project in Honduras were made in Honduran lempiras, and payments relating to the project in Mexico were made in Mexican pesos. Such payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rates as of December 31, 2023.